Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll and welfare payable	$ 4,918	$ 3,606
VAT, and other taxes payable	489	2,551
Payables for office supply and utilities	437	547
Payables for purchase of property and equipment	49	50
Professional service fees	1,414	3,347
Payables for share purchase consideration	10,000	5,821
Payables for Samsung arbitration compensation	4,356	2,767
Interest and penalty payable	3,178
Advance from customers	4,076
Payables to an agent	3,571
Others	41	308
Accrued expenses and other payables	$ 32,529	$ 18,997